Equity affiliates, other investments and related parties - Equity instruments reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	$ 2,007	$ 1,778	$ 1,421
Increase - Decrease	(440)	(284)	237
Change in fair value	58	513	120
Equity instruments as of the end of the period	1,625	2,007	1,778
Other Comprehensive Income
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	783	506	362
Increase - Decrease	(276)	(256)	2
Change in fair value	66	533	142
Equity instruments as of the end of the period	573	783	506
Other Comprehensive Income | Enphase Energy Inc.
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	613	173	36
Increase - Decrease	(177)	(251)	(5)
Change in fair value	21	691	142
Equity instruments as of the end of the period	457	613	173
Other Comprehensive Income | Tellurian Investments Inc
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	57	207	207
Increase - Decrease	(111)	(1)
Change in fair value	54	(149)
Equity instruments as of the end of the period		57	207
Other Comprehensive Income | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	113	126	119
Increase - Decrease	12	(4)	7
Change in fair value	(9)	(9)
Equity instruments as of the end of the period	116	113	126
Fair value through P&L - assets
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,224	1,272	1,059
Increase - Decrease	(164)	(28)	235
Change in fair value	(8)	(20)	(22)
Equity instruments as of the end of the period	1,052	1,224	1,272
Fair value through P&L - assets | BBPP
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	58	62	62
Increase - Decrease	(58)	(4)
Equity instruments as of the end of the period		58	62
Fair value through P&L - assets | BTC Limited
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	27	28	50
Change in fair value	(13)	(1)	(22)
Equity instruments as of the end of the period	14	27	28
Fair value through P&L - assets | Tas Helat Marketing Company
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period		108
Increase - Decrease		(108)	108
Equity instruments as of the end of the period			108
Fair value through P&L - assets | Total Lubrificantes do Brasil
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period			111
Increase - Decrease			(111)
Fair value through P&L - assets | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,139	1,074	836
Increase - Decrease	(106)	84	238
Change in fair value	5	(19)
Equity instruments as of the end of the period	$ 1,038	$ 1,139	$ 1,074